United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23730

(Investment Company Act File Number)

Federated Hermes ETF Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/24

Date of Reporting Period: Six months ended 08/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2023

NYSE Arca | FHYS

Federated Hermes Short Duration High Yield ETF
Fund Established 2021

A Portfolio of Federated Hermes ETF Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2023 through August 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2023, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	10.2%
Gaming	7.3%
Insurance - P&C	6.8%
Automotive	5.2%
Health Care	4.6%
Midstream	4.2%
Diversified Manufacturing	4.1%
Media Entertainment	3.9%
Finance Companies	3.5%
Other[2]	39.7%
Bank Loan Core Fund	2.4%
Cash Equivalents[3]	8.7%
Other Assets and Liabilities - Net[4]	(0.6)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS— 58.4%
	Aerospace/Defense— 1.2%
$ 200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	$ 199,978
150,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	142,353
	TOTAL	342,331
	Airlines— 1.7%
320,833	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	314,828
160,000	Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	159,442
	TOTAL	474,270
	Automotive— 4.1%
100,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	101,029
150,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	149,604
100,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	86,209
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	387,557
120,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	117,372
33,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	32,197
250,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	252,517
	TOTAL	1,126,485
	Banking— 0.5%
150,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	145,495
	Building Materials— 1.6%
200,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	170,810
100,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	86,948
180,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	170,639
	TOTAL	428,397
	Cable Satellite— 3.0%
150,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	146,500
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	172,676
200,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	177,244
200,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	202,928
150,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	139,504
	TOTAL	838,852
	Chemicals— 1.9%
150,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	141,152
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	188,619
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Chemicals— continued
$ 200,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	$ 185,139
		TOTAL	514,910
		Construction Machinery— 0.7%
200,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	196,024
		Consumer Cyclical Services— 1.4%
100,000		Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	95,114
100,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	92,511
200,000		The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	196,629
		TOTAL	384,254
		Consumer Products— 1.4%
250,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	237,263
150,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	141,375
		TOTAL	378,638
		Diversified Manufacturing— 2.5%
250,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	247,509
350,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	351,546
100,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	101,773
		TOTAL	700,828
		Finance Companies— 1.4%
100,000	[1]	American Express Co., Sr. Unsecd. Note, 6.113% (SOFR +0.930%), 3/4/2025	100,455
150,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	149,356
150,000		United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	144,178
		TOTAL	393,989
		Food & Beverage— 1.7%
250,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	246,946
100,000		Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	96,291
130,000		US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	130,340
		TOTAL	473,577
		Gaming— 5.6%
100,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	88,545
250,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	234,050
50,000		Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	50,191
200,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	192,687
200,000		Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	198,448
200,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	186,250
150,000		Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	142,706
210,000		Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	203,183
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$ 250,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	$ 248,045
	TOTAL	1,544,105
	Health Care— 0.8%
150,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	128,603
100,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	84,923
	TOTAL	213,526
	Independent Energy— 3.0%
100,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	99,413
100,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	100,106
150,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	144,730
250,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	244,375
250,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	248,950
	TOTAL	837,574
	Industrial - Other— 0.5%
150,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	126,300
	Insurance - P&C— 4.5%
282,890	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.75% PIK, 1/15/2027	277,298
200,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	197,964
300,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	299,438
185,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	162,906
300,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	299,514
	TOTAL	1,237,120
	Leisure— 0.5%
151,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	150,962
	Lodging— 1.5%
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	197,820
25,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	25,125
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	191,644
	TOTAL	414,589
	Media Entertainment— 2.2%
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	134,634
200,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	158,145
150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	121,197
100,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	96,250
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	$ 99,945
	TOTAL	610,171
	Midstream— 4.2%
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	242,304
350,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	342,485
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	97,025
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	245,693
250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	243,869
	TOTAL	1,171,376
	Oil Field Services— 2.8%
100,000	Archrock Partners LP /Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	98,315
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	292,770
250,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	247,813
25,000	Transocean Titan Financial Ltd., 144A, 8.375%, 2/1/2028	25,684
110,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	108,765
	TOTAL	773,347
	Packaging— 1.3%
150,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	128,517
100,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	98,474
150,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	142,958
	TOTAL	369,949
	Paper— 1.4%
400,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	387,794
	Pharmaceuticals— 0.6%
100,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	90,056
100,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	65,750
	TOTAL	155,806
	Retailers— 0.5%
150,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	145,416
	Technology— 3.3%
200,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	183,360
250,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	250,312
75,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	66,615
150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	139,113
150,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	144,405
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Technology— continued
$ 150,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	$ 122,891
		TOTAL	906,696
		Transportation Services— 2.3%
400,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	393,600
250,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	241,250
		TOTAL	634,850
		Utility - Electric— 0.3%
110,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	93,775
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,850,351)	16,171,406
	[1]	FLOATING RATE LOANS— 28.6%
		Aerospace/Defense— 0.3%
97,428		Peraton Corp., Term Loan B–1st Lien, 9.181% (SOFR CME +3.750%), 2/1/2028	96,378
		Airlines— 0.8%
212,500		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 9.076% (SOFR CME +3.750%), 10/20/2027	220,974
		Automotive— 0.7%
98,500		American Axle and Manufacturing, Inc., 2022 Term Loan B–1st Lien, 8.436%–8.912% (SOFR CME +3.500%), 12/13/2029	98,100
100,000		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 9.601% (SOFR CME +4.250%), 10/4/2028	97,438
		TOTAL	195,538
		Building Materials— 0.9%
149,250		Cornerstone Building Brands, Inc., 2022 Term Loan–1st Lien, 10.935% (SOFR CME +5.625%), 8/1/2028	148,193
100,000	[2]	Tecta America Corp., 2023 Term Loan B–1st Lien, TBD, 4/10/2028	99,906
		TOTAL	248,099
		Chemicals— 1.1%
92,250		Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4–1st Lien, 7.812% (SOFR CME +2.500%), 12/20/2029	92,394
212,824		Messer Industries GmbH, 2018 USD Term Loan–1st Lien, 8.003% (SOFR CME +2.500%), 3/2/2026	212,678
		TOTAL	305,072
		Consumer Cyclical Services— 1.4%
200,000		Allied Universal Holdco, LLC, 2023 Term Loan B–1st Lien, 9.881% (SOFR CME +4.750%), 5/12/2028	197,600
100,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 10.946% (SOFR CME +5.500%), 9/1/2027	97,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Consumer Cyclical Services— continued
$ 100,000		Belron Finance US, LLC, 2023 Term Loan–1st Lien, 8.160% (SOFR CME +2.750%), 4/18/2029	$ 100,000
		TOTAL	394,600
		Consumer Products— 1.1%
148,500		BCPE Empire Holdings, Inc., 2023 Extended Term Loan–1st Lien, 10.081% (SOFR CME +4.750%), 12/11/2028	148,396
149,617		Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3–1st Lien, 9.092% (SOFR CME +3.750%), 10/1/2026	149,701
		TOTAL	298,097
		Diversified Manufacturing— 1.6%
198,500		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 8.831% (SOFR CME +3.500%), 11/16/2029	198,542
149,625		Koppers, Inc., 2023 Term Loan B–1st Lien, 9.420% (SOFR CME +4.000%), 4/10/2030	149,999
99,500		Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B–1st Lien, 10.627% (SOFR CME +5.000%), 3/2/2028	99,624
		TOTAL	448,165
		Gaming— 1.7%
49,875		Caesars Entertainment Corp., Term Loan B–1st Lien, 8.681% (SOFR CME +3.250%), 2/6/2030	49,869
68,826		Century Casinos, Inc., 2022 Term Loan–1st Lien, 11.418% (SOFR CME +6.000%), 4/2/2029	66,417
247,500		Great Canadian Gaming Corp., 2021 Term Loan– 1st Lien, 9.520% (3-month USLIBOR +4.000%), 11/1/2026	248,042
100,000	[2]	Ontario Gaming GTA, LP, Term Loan B–1st Lien, TBD, 8/1/2030	100,188
		TOTAL	464,516
		Health Care— 3.8%
197,487		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 8.946% (SOFR CME +3.500%), 8/24/2028	197,586
100,000	[2]	Bausch & Lomb, Inc., Term Loan–1st Lien, TBD, 5/10/2027	97,638
122,193		Curium BidCo S.a r.l., 2023 USD Term Loan B–1st Lien, 9.880% (SOFR CME +4.500%), 7/31/2029	122,040
100,000		Fortrea Holdings, Inc., Term Loan B–1st Lien, 8.992% (SOFR CME +3.750%), 7/1/2030	99,719
150,000		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B–1st Lien, 7.431% (SOFR CME +2.000%), 11/15/2027	148,012
150,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 11.581% (SOFR CME +6.250%), 2/23/2029	130,237
149,621		Parexel International Corp., 2021 Term Loan–1st Lien, 8.696% (SOFR CME +3.250%), 11/15/2028	149,080
149,576		Team Health Holdings, Inc., 2022 Term Loan B–1st Lien, 10.581% (SOFR CME +5.250%), 3/2/2027	118,913
		TOTAL	1,063,225
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Industrial - Other— 1.4%
$ 97,619		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.946% (SOFR CME +3.500%), 10/21/2028	$ 97,050
97,991		Fluid-Flow Products, Inc., Term Loan–1st Lien, 9.253% (SOFR CME +3.750%), 3/31/2028	97,378
100,000		SiteOne Landscape Supply, LLC, 2021 Term Loan B–1st Lien, 7.446% (SOFR CME +2.000%), 3/23/2028	99,750
87,141		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.931% (SOFR CME +4.500%), 4/5/2029	86,994
		TOTAL	381,172
		Insurance - P&C— 2.3%
100,000		Asurion, LLC, 2023 Term Loan B11–1st Lien, 9.681% (SOFR CME +4.250%), 8/19/2028	96,453
99,500		Hub International Ltd., 2022 Term Loan B–1st Lien, 9.239% (SOFR CME +4.000%), 11/10/2029	99,634
100,000	[2]	Jones DesLauriers Insurance Management, Inc., 2023 Term Loan B–1st Lien, TBD, 7/28/2030	100,063
244,260		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 9.081% (SOFR CME +3.750%), 2/24/2028	244,477
99,250		USI, Inc., 2022 Incremental Term Loan–1st Lien, 8.992% (SOFR CME +3.750%), 11/22/2029	99,275
		TOTAL	639,902
		Leisure— 0.9%
100,000		Carnival Corp., 2023 Term Loan B–1st Lien, 8.317% (SOFR CME +3.000%), 8/8/2027	99,825
150,000		Formula One Holdings Ltd., Term Loan B–1st Lien, 8.331% (SOFR CME +3.000%), 1/15/2030	150,375
		TOTAL	250,200
		Media Entertainment— 1.7%
120,893		Emerald Expo Holdings, Inc., 2017 Term Loan B–1st Lien, 10.431% (SOFR CME +4.000%), 5/22/2026	120,772
147,611		Magnite, Inc., Term Loan–1st Lien, 10.446%–10.929% (3-month USLIBOR +5,000%, SOFR CME +5.000%), 4/28/2028	147,242
97,383		NEP Group, Inc., Incremental Term Loan B–1st Lien, 9.446% (SOFR CME +4.000%), 10/20/2025	90,323
99,000		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 9.492% (SOFR CME +4.250%), 6/24/2029	98,536
		TOTAL	456,873
		Oil Field Services— 0.5%
124,063		ChampionX Corp., 2022 Term Loan B1–1st Lien, 8.666% (SOFR CME +3.250%), 6/7/2029	124,256
		Packaging— 1.1%
207,550		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 9.196% (SOFR CME +3.750%), 12/1/2027	205,960
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Packaging— continued
$ 98,628		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.606% (SOFR CME +4.175%), 4/13/2029	$ 97,888
		TOTAL	303,848
		Services— 0.4%
124,687		Covetrus, Inc., Term Loan–1st Lien, 10.242% (SOFR CME +5.000%), 10/13/2029	121,649
		Technology— 6.9%
100,000		AppLovin Corp., 2023 Term Loan B–1st Lien, 8.412% (SOFR CME +3.100%), 8/14/2030	99,650
99,250		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.869% (SOFR CME +4.500%), 8/15/2029	97,715
149,250		CDK Global, Inc., 2022 USD Term Loan B–1st Lien, 9.492% (SOFR CME +4.250%), 7/6/2029	149,286
152,815		Digi International, Inc., Term Loan B–1st Lien, 10.446% (SOFR CME +5.000%), 11/1/2028	152,815
83,486		Emrld Borrower, LP, Term Loan B–1st Lien, 8.331% (SOFR CME +3.000%), 5/31/2030	83,539
97,357		Gainwell Acquisition Corp., Term Loan B–1st Lien, 9.342% (SOFR CME +4.000%), 10/1/2027	95,745
98,358		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, 9.446% (SOFR CME +4.000%), 12/1/2027	98,297
97,934		Hyland Software, Inc., 2018 Term Loan–1st Lien, 8.946% (SOFR CME +3.500%), 7/1/2024	97,819
246,778		Marcel LUX IV S.a.r.l., USD Term Loan B1–1st Lien, 8.424% (SOFR CME +3.250%), 3/15/2026	245,853
149,790		NCR Corp., 2019 Term Loan–1st Lien, 7.946% (SOFR CME +2.500%), 8/28/2026	149,322
97,576		Nexus Buyer, LLC, Term Loan B–1st Lien, 9.181% (SOFR CME +3.750%), 11/9/2026	96,161
99,500		Open Text Corp., 2023 Term Loan B–1st Lien, 8.181% (SOFR CME +2.750%), 1/31/2030	99,556
100,000		Quartz Acquireco, LLC, Term Loan B–1st Lien, 8.820% (SOFR CME +3.500%), 6/28/2030	99,875
100,000		Renaissance Holding Corp., 2023 Refi Term Loan–1st Lien, 9.992% (SOFR CME +4.750%), 4/5/2030	100,047
100,000		Ultimate Software Group, Inc. (The), 2021 Term Loan–2nd Lien, 10.618% (SOFR CME +5.250%), 5/3/2027	99,304
147,581		VS Buyer, LLC, Term Loan B–1st Lien, 8.681% (SOFR CME +3.250%), 2/28/2027	145,736
		TOTAL	1,910,720
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $7,804,395)	7,923,284
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 2.5%
		Automotive— 0.4%
$ 100,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	$ 98,587
		Finance Companies— 2.1%
50,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	49,636
100,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	100,037
150,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	147,679
197,369		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	196,378
100,000	[1]	Stratus CLO 2022-1A, Class D, 9.300% (SOFR CME +4.250%), 7/20/2030	98,021
		TOTAL	591,751
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $697,296)	690,338
		INVESTMENT COMPANIES— 11.1%
74,905		Bank Loan Core Fund	653,922
2,423,381		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[3]	2,423,381
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,091,212)	3,077,303
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $28,443,254)[4]	27,862,331
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(161,938)
		TOTAL NET ASSETS—100%	$27,700,393
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2023	$406,871	$2,575,116	$2,981,987
Purchases at Cost	$250,000	$4,893,217	$5,143,217
Proceeds from Sales	$—	$(5,044,865)	$(5,044,865)
Change in Unrealized Appreciation/Depreciation	$(2,949)	$210	$(2,739)
Net Realized Gain/(Loss)	$—	$(297)	$(297)
Value as of 8/31/2023	$653,922	$2,423,381	$3,077,303
Shares Held as of 8/31/2023	74,905	2,423,381	2,498,286
Dividend Income	$29,001	$65,145	$94,146

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at August 31, 2023, where the rate will be determined at time of settlement.
3	7-day net yield.
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4	The cost of investments for federal tax purposes amounts to $28,609,710.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$16,171,406	$—	$16,171,406
Floating Rate Loans	—	7,923,284	—	7,923,284
Asset-Backed Securities	—	690,338	—	690,338
Investment Companies	3,077,303	—	—	3,077,303
TOTAL SECURITIES	$3,077,303	$24,785,028	$—	$27,862,331

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited)	Year Ended	Period Ended
	8/31/2023	2/28/2023	2/28/2022[1]
Net Asset Value, Beginning of Period	$22.25	$24.32	$25.02
Income From Investment Operations:
Net investment income (loss)	0.72	1.28	0.43
Net realized and unrealized gain (loss)	0.25	(1.96)	(0.86)
TOTAL FROM INVESTMENT OPERATIONS	0.97	(0.68)	(0.43)
Less Distributions:
Distributions from net investment income	(0.77)	(1.39)	(0.27)
Net Asset Value, End of Period	$22.45	$22.25	$24.32
Total Return[2]	4.44%	(2.67)%	(1.74)%
Ratios to Average Net Assets:
Net expenses[3]	0.50%[4]	0.50%	0.50%[4]
Net investment income	6.41%[4]	5.70%	4.67%[4]
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.14%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,700	$28,342	$28,069
Portfolio turnover[6]	35%	109%	7%

1	Reflects operations for the period from December 16, 2021 (commencement of operations) to February 28, 2022.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $3,077,303 of investments in affiliated holdings* (identified cost $28,443,254, including $3,091,212 of identified cost in affiliated holdings)	$27,862,331
Income receivable	323,176
Income receivable from affiliated holdings	16,170
Receivable for investments sold	149,500
Total Assets	28,351,177
Liabilities:
Payable for investments purchased	491,625
Income distribution payable	147,339
Payable for investment adviser fee (Note 5)	11,820
Total Liabilities	650,784
Net assets for 1,234,000 shares outstanding	$27,700,393
Net Assets Consist of:
Paid-in capital	$31,165,111
Total distributable earnings (loss)	(3,464,718)
Total Net Assets	$27,700,393
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$27,700,393 ÷ 1,234,000 shares outstanding, no par value, unlimited shares authorized	$22.45

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2023 (unaudited)

Investment Income:
Interest	$884,598
Dividends received from affiliated holdings*	94,146
TOTAL INCOME	978,744
Expenses:
Investment adviser fee (Note 5)	84,742
Waiver/reimbursement of investment adviser fee (Note 5)	(13,432)
Net expenses	71,310
Net investment income	907,434
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(297) on sales of investments in affiliated holdings*)	(222,113)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(2,739) on investments in affiliated holdings*)	519,278
Net realized and unrealized gain (loss) on investments	297,165
Change in net assets resulting from operations	$1,204,599

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2023	Year Ended 2/28/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$907,434	$1,682,152
Net realized gain (loss)	(222,113)	(2,440,471)
Net change in unrealized appreciation/depreciation	519,278	(354,684)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,204,599	(1,113,003)
Distributions to Shareholders	(963,218)	(1,803,036)
Share Transactions:
Proceeds from sale of shares	446,097	10,695,223
Cost of shares redeemed	(1,329,533)	(7,505,372)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(883,436)	3,189,851
Change in net assets	(642,055)	273,812
Net Assets:
Beginning of period	28,342,448	28,068,636
End of period	$27,700,393	$28,342,448
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Short Duration High Yield ETF (the “Fund”). The Fund’s investment objective is to seek high current income.
Shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Any amount of shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through an Authorized Participant in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by
Semi-Annual Shareholder Report

contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The
Semi-Annual Shareholder Report

Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. The detail of the total fund expense waiver and reimbursement of $13,432 is disclosed in Note 5. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2023, tax years 2021 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 8/31/2023	Year Ended 2/28/2023
Shares sold	20,000	460,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(60,000)	(340,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(40,000)	120,000
4. FEDERAL TAX INFORMATION
At August 31, 2023, the cost of investments for federal tax purposes was $28,609,710. The net unrealized depreciation of investments for federal tax purposes was $747,378. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $203,972 and unrealized depreciation from investments for those securities having an excess of cost over value of $951,350.
As of February 28, 2023, the Fund had a capital loss carryforward of $2,504,116 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,347,347	$156,769	$2,504,116
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2023, the Adviser voluntarily waived $12,167 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2023, the Adviser reimbursed $1,265.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended August 31, 2023, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.50% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2024; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Affiliated Shares of Beneficial Interest
As of August 31, 2023, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2023, were as follows:
Purchases	$11,203,359
Sales	$9,769,075
Purchases and sales include $427,710 and $1,307,614, respectively, in connection with in-kind purchases and sales of the Fund’s Creation Units.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2023, there were no outstanding loans. During the six months ended August 31, 2023, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage commissions; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees and brokerage commissions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2023	Ending Account Value 8/31/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,044.40	$2.58
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.68	$2.55

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Short Duration High Yield ETF (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the management fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers. The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the ongoing operations of the Fund.
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The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance that were provided to the Board throughout the year and in connection with the May Meetings. These reports
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included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the management fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual management fee rates, net management fee rates, and total expense ratios relative to an appropriate group of peer funds consisting of other actively managed ETFs in the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In evaluating such comparisons, the Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser pays all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board reviewed the contractual management fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual management fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or
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its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ management fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to
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allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and
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has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short Duration High Yield ETF (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Short Duration High Yield ETF
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L206
Q455583 (10/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes ETF Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2023